Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets - Parent Company [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 6,598,427	$ 8,236,065	$ 226,578
Short-term investments	12,500,000	3,000,000
Intercompany receivables	15,000	15,000	10,000
Prepaid expenses and other current assets	1,566,155	204,604
Loan receivable	1,270,901	2,621,971
Total current assets	21,950,483	14,077,640	236,578
Non-current assets
Long-term investments	1,000,000	1,000,000
Investments in non-VIE subsidiaries	14,756,053	14,621,943	14,299,036
Total non-current assets	15,756,053	15,621,943	14,648,878
Total Assets	37,706,536	29,699,583	14,885,456
Current liabilities
Intercompany payable	1,361,997	1,361,997	1,358,930
Total current liabilities	1,361,997	1,361,997	1,358,930
Non-current liabilities
Advance from private placement	8,200,000
Total non-current liabilities	8,200,000
Total Liabilities	9,561,997	1,361,997	1,358,930
Commitments and Contingencies
Shareholders’ Equity
Ordinary shares value		1,439	1,099
Additional paid-in capital		16,721,551	2,628,356
Statutory reserve		836,215	836,215
Retained earnings		11,387,748	10,340,107
Accumulated other comprehensive loss		(609,367)	(279,251)
Total Shareholders’ Equity		28,337,586	13,526,526
Total Liabilities and Shareholders’ Equity		29,699,583	$ 14,885,456
Class A Ordinary Shares
Shareholders’ Equity
Ordinary shares value	620
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares value	819
Additional paid-in capital	16,721,551	16,721,551
Statutory reserve	836,215	836,215
Retained earnings	11,509,410	11,387,748
Accumulated other comprehensive loss	(924,076)	(609,367)
Total Shareholders’ Equity	28,144,539	28,337,586
Total Liabilities and Shareholders’ Equity	$ 37,706,536	$ 29,699,583